CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Total Revenues	$ 2,644,288	$ 1,439,316	$ 15,012,366	$ 8,259,917
COST OF REVENUES:
Total Cost of Revenues	2,107,116	1,217,250	10,264,263	6,220,373
GROSS MARGIN	537,172	222,066	4,748,103	2,039,544
OPERATING EXPENSES:
Sales and marketing	307,577	283,894	1,337,186	1,233,851
Research and development	404,885	436,717	1,651,064	2,515,630
General and Administrative Costs	1,971,508	2,143,073	8,625,002	5,747,014
Total Operating Expenses	2,683,970	2,863,684	11,613,252	9,496,495
LOSS FROM OPERATIONS	(2,146,798)	(2,641,618)	(6,865,149)	(7,456,951)
OTHER INCOME (EXPENSES):
Interest expense	(1,180)	(3,180)	(9,191)	(20,268)
Other income, net	4,295	182	9,557	1,468,318
Total Other Income (Expenses)	3,115	(2,998)	366	1,448,050
NET LOSS	$ (2,143,683)	$ (2,644,616)	$ (6,864,783)	$ (6,008,901)
Basic	$ (0.30)	$ (0.49)	$ (1.11)	$ (1.63)
Diluted	$ (0.30)	$ (0.49)	$ (1.11)	$ (1.63)
Basic	7,156,876	5,353,620	6,175,193	3,694,293
Diluted	7,156,876	5,353,620	6,175,193	3,694,293
Product [Member]
REVENUES:
Total Revenues	$ 1,827,764	$ 783,269	$ 11,190,292	$ 5,871,666
COST OF REVENUES:
Total Cost of Revenues	1,767,209	865,488	8,376,649	4,728,197
Service, Other [Member]
REVENUES:
Total Revenues	816,524	656,047	3,822,074	2,388,251
COST OF REVENUES:
Total Cost of Revenues	$ 339,907	$ 351,762	$ 1,887,614	$ 1,492,176